SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating segments
NET SALES	R$ 26,012,950	R$ 13,443,376	R$ 10,580,673
Cost of sales	(20,743,482)	(6,922,331)	(6,496,304)
Gross profit	R$ 5,269,468	R$ 6,521,045	R$ 4,084,369
Gross margin (%)	20.30%	48.50%	38.60%
Operating income (expenses)	R$ (2,640,890)	R$ (1,513,234)	R$ (805,917)
Selling	(1,905,279)	(598,726)	(423,325)
General and administrative	(1,173,358)	(825,209)	(528,974)
Other operating, net	405,754	(96,875)	140,510
Income from associates and joint ventures	31,993	7,576	5,872
Operating profit before net financial income ("EBIT")	R$ 2,628,578	R$ 5,007,811	R$ 3,278,452
Operating margin (%)	10.10%	37.30%	31.00%
Financial result, net	R$ (6,725,781)	R$ (4,842,513)	R$ (1,018,840)
Net Income (loss) before income taxes	(4,097,203)	165,298	2,259,612
Income taxes	1,282,461	154,516	438,618
Net income (loss) for the year	R$ (2,814,742)	R$ 319,814	R$ 1,820,994
Profit (loss) margin for the year (%)	(10.80%)	2.50%	17.20%
Result of the year attributed to the controlling shareholders	R$ (2,817,518)	R$ 319,693	R$ 1,820,994
Result of the period attributed to non-controlling shareholders	2,776	121
Depreciation, depletion and amortization	8,091,931	1,563,223	1,402,778
Domestic
Operating segments
NET SALES	5,314,215	4,051,640	3,222,158
Foreign
Operating segments
NET SALES	20,698,735	9,391,736	7,358,515
Asia
Operating segments
NET SALES	9,742,681	3,939,693	3,009,454
Europe
Operating segments
NET SALES	6,172,529	3,036,010	2,401,734
North America
Operating segments
NET SALES	3,975,191	1,551,738	1,221,760
South and Central America
Operating segments
NET SALES	754,642	823,634	699,164
Africa
Operating segments
NET SALES	53,692	40,661	26,403
Pulp
Operating segments
NET SALES	21,027,686	8,783,274	6,920,494
Cost of sales	(17,440,018)	(3,965,912)	(3,937,036)
Gross profit	R$ 3,587,668	R$ 4,817,362	R$ 2,983,458
Gross margin (%)	17.10%	54.80%	43.10%
Operating income (expenses)	R$ (2,089,286)	R$ (626,887)	R$ (104,985)
Selling	(1,503,775)	(212,869)	(163,879)
General and administrative	(806,774)	(275,859)	(185,141)
Other operating, net	209,577	(138,159)	244,035
Income from associates and joint ventures	11,686
Operating profit before net financial income ("EBIT")	R$ 1,498,382	R$ 4,190,475	R$ 2,878,473
Operating margin (%)	7.10%	47.70%	41.60%
Net Income (loss) before income taxes	R$ 1,498,382	R$ 4,190,475	R$ 2,878,473
Net income (loss) for the year	R$ 1,498,382	R$ 4,190,475	R$ 2,878,473
Profit (loss) margin for the year (%)	7.10%	47.70%	41.60%
Result of the year attributed to the controlling shareholders	R$ 1,498,382	R$ 4,190,475	R$ 2,878,473
Depreciation, depletion and amortization	7,575,630	1,105,381	1,007,280
Pulp | Domestic
Operating segments
NET SALES	1,833,936	744,566	624,320
Pulp | Foreign
Operating segments
NET SALES	19,193,750	8,038,708	6,296,174
Pulp | Asia
Operating segments
NET SALES	9,605,799	3,837,998	2,976,504
Pulp | Europe
Operating segments
NET SALES	5,950,832	2,810,899	2,262,162
Pulp | North America
Operating segments
NET SALES	3,592,563	1,340,907	966,789
Pulp | South and Central America
Operating segments
NET SALES	44,556	48,904	90,719
Paper
Operating segments
NET SALES	4,985,264	4,660,102	3,660,179
Cost of sales	(3,303,464)	(2,956,419)	(2,559,268)
Gross profit	R$ 1,681,800	R$ 1,703,683	R$ 1,100,911
Gross margin (%)	33.70%	36.60%	30.10%
Operating income (expenses)	R$ (679,719)	R$ (886,347)	R$ (749,449)
Selling	(401,504)	(385,857)	(259,446)
General and administrative	(366,584)	(549,350)	(343,833)
Other operating, net	68,062	41,284	(152,042)
Income from associates and joint ventures	20,307	7,576	5,872
Operating profit before net financial income ("EBIT")	R$ 1,002,081	R$ 817,336	R$ 351,462
Operating margin (%)	20.10%	17.50%	9.60%
Net Income (loss) before income taxes	R$ 1,002,081	R$ 817,336	R$ 351,462
Net income (loss) for the year	R$ 1,002,081	R$ 817,336	R$ 351,462
Profit (loss) margin for the year (%)	20.10%	17.50%	9.60%
Result of the year attributed to the controlling shareholders	R$ 1,002,081	R$ 817,336	R$ 351,462
Depreciation, depletion and amortization	516,301	457,842	395,498
Paper | Domestic
Operating segments
NET SALES	3,480,279	3,307,074	2,597,838
Paper | Foreign
Operating segments
NET SALES	1,504,985	1,353,028	1,062,341
Paper | Asia
Operating segments
NET SALES	136,882	101,695	32,950
Paper | Europe
Operating segments
NET SALES	221,697	225,111	139,572
Paper | North America
Operating segments
NET SALES	382,628	210,831	254,971
Paper | South and Central America
Operating segments
NET SALES	710,086	774,730	608,445
Paper | Africa
Operating segments
NET SALES	53,692	40,661	26,403
Not segmented
Operating segments
Operating income (expenses)	128,115		48,517
Other operating, net	128,115		48,517
Operating profit before net financial income ("EBIT")	128,115		48,517
Financial result, net	(6,725,781)	(4,842,513)	(1,018,840)
Net Income (loss) before income taxes	(6,597,666)	(4,842,513)	(970,323)
Income taxes	1,282,461	154,516	438,618
Net income (loss) for the year	(5,315,205)	(4,687,997)	(1,408,941)
Result of the year attributed to the controlling shareholders	(5,317,981)	(4,688,118)	R$ (1,408,941)
Result of the period attributed to non-controlling shareholders	R$ 2,776	R$ 121